Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Mar. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of accounts receivable
	Percentage of
	accounts receivable
	2018	2019
	%	%

Customer A	54.9	61.1
Customer B	9.0	10.2
Customer C	9.0	6.9

Three largest receivable balances	72.9	78.2

Schedule of revenue by major customers by reporting segments
	Year ended March 31,
	2017	2018	2019
	%	%	%

Customer A (note a)	46.0	51.4	47.7
Customer B (note a)	10.7	15.8	18.0
Customer C (note b)	11.6	10.8	11.2
Customer D (note b)	11.0	N/A	N/A
	79.3	78.0	76.9

Notes:

(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.